Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Shares
Nonvested restricted stock and RSUs, beginning balance (shares) | shares	16,731,332
Granted (shares) | shares	5,125,001
Vested (shares) | shares	(7,005,313)
Forfeited (shares) | shares	(639,308)
Nonvested restricted stock and RSUs, ending balance (shares) | shares	14,211,712
Weighted-average fair value
Nonvested restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 42.42
Granted (usd per share) | $ / shares	57.67
Vested (usd per share) | $ / shares	39.06
Forfeited (usd per share) | $ / shares	45.90
Nonvested restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 49.43